Summary of Principal Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents cash	$ (8,141,366)	$ (17,507,746)
Restricted cash and cash equivalent	75,543	76,243
Sales taxes	311,435	365,849	$ 250,291
Direct sales revenue goods gross	31,959,787	20,536,235	16,059,979
Distribution sales revenue goods gross	5,836,141	4,916,883	1,257,341
Government subsidies	1,295,884	53,965
Foreign currency transaction loss	$ (58,824)	(126,582)	(241,771)
Percentage of ownership interests	20.00%			20.00%
Intangible assets and prepaid copyright expense			475,936
Land use rights and related building value		2,411,294	16,546,694
Recognition of ROU assets	$ 2,100,000
Lease liabilities	1,913,994
Advertising expenses	2,438,131	1,290,527	1,725,940
RMB [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents cash | ¥				¥ 56,795,796	¥ 120,159,160
Shipping and Handling [Member]
Summary Of Significant Accounting Policies [Line Items]
Cost of goods and services sold	$ 828,686	$ 447,329	$ 735,815
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Intangible asset useful life	15 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Intangible asset useful life	5 years